Deferred Income Tax Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	$ 2,210	$ 2,140
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses, expiration	1 year
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses, expiration	3 years
Net operating losses that can be carried forward indefinitely [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	$ 122	124
Net operating losses expiring within one to three years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	$ 2,088	$ 2,016